Financial risk management - Interest rate risk - Group's exposure (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fixed rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 2,699.9	$ 4,620.1
Financial liabilities	(4,907.1)	(4,257.9)
Net financial assets and liabilities	(2,207.2)	362.2
Variable rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	(90.7)	(73.9)
Net financial assets and liabilities	$ (90.7)	$ (73.9)